UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380
                                                     ---------

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                            ------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

             Date of reporting period: JULY 1, 2007 - JUNE 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


REGISTRANT NAME:
INVESTMENT COMPANY ACT FILE NUMBER:
REPORTING PERIOD:
REGISTRANT  ADDRESS:
NAME OF SERIES (AS APPLICABLE):

Flaherty & Crumrine / Claymore Total Return Fund Incorporated
811 - 21380
07/01/2007 - 06/30/2008
301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101




                ISSUER OF
                PORTFOLIO       EXCHANGE TICKER                     SHAREHOLDER                                   WHO PROPOSED
                SECURITY            SYMBOL            CUSIP #       MEETING DATE    SUMMARY OF MATTER VOTED ON    MATTER: ISSUER
                                                                                                                  /SHAREHOLDER

------------------------------------------------------------------------------------------------------------------------------------
Tempfund Fund Inst'l Shares     BLK                  09248U619       9/7/2007       Approve directors                Issuer
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Preferred Funding      WNA-P                92977V206       5/12/2008      Approve directors                Issuer
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power & Light         WIS-P                976826867       5/21/2008      Approve directors                Issuer
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Power & Light         WIS-P                976826867       5/21/2008      Approve auditor                  Issuer
------------------------------------------------------------------------------------------------------------------------------------


                                         FUND'S VOTE FOR
                                            OR AGAINST
                                           PROPOSAL, OR
                ISSUER OF      WHETHER    ABSTAIN; FOR OR     WHETHER VOTE
                PORTFOLIO     FUND CAST      WITHHOLD           WAS FOR OR
                SECURITY      VOTE ON       REGARDING       AGAINST MANAGEMENT
                               MATTER      ELECTION OF
                                            DIRECTORS
--------------------------------------------------------------------------------
Tempfund Fund Inst'l Shares       Yes          For                  For
--------------------------------------------------------------------------------
Wachovia Preferred Funding        Yes          For                  For
--------------------------------------------------------------------------------
Wisconsin Power & Light           Yes          For                  For
--------------------------------------------------------------------------------
Wisconsin Power & Light           Yes          For                  For
--------------------------------------------------------------------------------

                                  SIGNATURES

SIGNATURES Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
          ----------------------------------------------------------------------

By (Signature and Title) /s/ Donald F. Crumrine
                        --------------------------------------------------------
                        Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                        (Principal Executive Officer)

Date        8/6/08
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